STOCK ISSUANCE (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	May 28, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
STOCK ISSUANCE [Abstract]
Stock issued for services, shares	125,000
Common stock issued, per share	$ 0.2275
Stock issued for services		$ 28,438		$ 48,000	$ 2,880